UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 20, 2005

Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total:  $82855
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      553    49608 SH       SOLE                    46008              3600
AOL Time Warner                COM              00184A105      932    79648 SH       SOLE                    72068              7580
Agilent Technologies           COM              00846U101      201    15394 SH       SOLE                    13934              1460
American Express               COM              025816109     2562    82161 SH       SOLE                    76116              6045
Bank of America                COM              060505104     1155    18108 SH       SOLE                    15858              2250
Boeing Company                 COM              097023105     2390    70030 SH       SOLE                    64855              5175
Bristol Myers Squibb           COM              110122108      890    37400 SH       SOLE                    35150              2250
Caterpillar, Inc               COM              149123101     1945    52246 SH       SOLE                    47701              4545
ChevronTexaco                  COM              166764100     1619    23383 SH       SOLE                    21768              1615
Cisco Systems                  COM              17275R102      858    81848 SH       SOLE                    73395              8453
Citigroup Inc                  COM              172967101     2012    67864 SH       SOLE                    58492              9372
Coca-Cola                      COM              191216100     1596    33270 SH       SOLE                    29975              3295
Corp. Office Prop.             COM              22002t108      163    12000 SH       SOLE                     4000              8000
Diebold, Inc                   COM              253651103      606    18410 SH       SOLE                    17160              1250
Disney, (Walt) Co              COM              254687106     1681   111045 SH       SOLE                   102145              8900
DuPont deNemours               COM              263534109     1609    44602 SH       SOLE                    41137              3465
Exxon Mobil Corp               COM              30231G102     2988    93674 SH       SOLE                    85834              7840
Ford Motor Co                  COM              345370860      791    80694 SH       SOLE                    74139              6555
General Electric               COM              369604103     3551   144071 SH       SOLE                   133872             10199
General Motors                 COM              370442105     1107    28468 SH       SOLE                    25418              3050
Hewlett-Packard                COM              428236103      570    48831 SH       SOLE                    45051              3780
Hillenbrand Inds               COM              431573104      267     4925 SH       SOLE                     4925
Home Depot                     COM              437076102     1294    49572 SH       SOLE                    45184              4388
Honeywell Inc.                 COM              438516106     1381    63770 SH       SOLE                    58320              5450
Int'l Business Mach            COM              459200101     1897    32496 SH       SOLE                    30506              1990
Intel Corp                     COM              458140100     1915   137874 SH       SOLE                   126929             10945
International Paper            COM              460146103     1264    37868 SH       SOLE                    34568              3300
JDS Uniphase Corp              COM              46612J101       64    32825 SH       SOLE                    30969              1856
JP Morgan Chase                COM              46625H100     1489    78390 SH       SOLE                    72878              5512
Johnson & Johnson              COM              478160104     3111    57522 SH       SOLE                    53602              3920
Lucent Technologies            COM              549463107       68    89822 SH       SOLE                    80786              9036
Matsushita Elec ADR            COM              576879209      885    85300 SH       SOLE                    80100              5200
McDonalds Corp                 COM              580135101     1255    71048 SH       SOLE                    66708              4340
Merck                          COM              589331107     2551    55808 SH       SOLE                    50168              5640
Microsoft Corp                 COM              594918104     1617    36978 SH       SOLE                    33892              3086
Motorola, Inc                  COM              620076109      764    75042 SH       SOLE                    70272              4770
Nokia ADS                      COM              654902204     1266    95574 SH       SOLE                    88858              6716
Novartis AG ADR                COM              66987V109     1493    37570 SH       SOLE                    33890              3680
Pfizer Inc                     COM              717081103     2718    93663 SH       SOLE                    87990              5673
Procter & Gamble               COM              742718109     2960    33113 SH       SOLE                    30768              2345
RF Micro Devices               COM              749941100      375    62530 SH       SOLE                    58080              4450
Royal Dutch Pet ADR            COM              780257804     2339    58224 SH       SOLE                    53469              4755
Royal Phil Elec ADR            COM              500472303     1835   126287 SH       SOLE                   117493              8794
SAP AG ADR                     COM              803054204      237    21050 SH       SOLE                    19550              1500
Sony Corp ADR                  COM              835699307     2000    48653 SH       SOLE                    44983              3670
Tyco International             COM              902124106     2230   158134 SH       SOLE                   146194             11940
Tyson Foods Cl A               COM              902494103     2345   201605 SH       SOLE                   191510             10095
Unilever ADR                   COM              904784709      242     4067 SH       SOLE                     3617               450
United Technologies            COM              913017109     3430    60714 SH       SOLE                    56169              4545
Vivendi Univ. ADR              COM              92851S204      214    18775 SH       SOLE                    16680              2095
Wal-Mart Stores                COM              931142103     9571   194372 SH       SOLE                   186295              8076